Financial Risk Management - Summary of Sensitivity of Carrying Value of Financial Instruments to Fluctuations in Interest Rates and Exchange Rates (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial instruments carrying value [line items]
Financial assets	£ 1,713	£ 1,682
Cash and cash equivalents	437	568
Derivative financial instruments	15	9
Financial liabilities	(2,061)	(1,112)
Other borrowings	(1,071)	(48)
Other net financial assets	560	620
Total financial instruments	(348)	570
Impact of 1% increase in interest rates	29	14
Impact of 1% decrease in interest rates	(32)	(14)
Impact of 10% strengthening in exchange rates	(17)
Impact of 10% weakening in exchange rates	20
Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	20	(30)
Impact of 10% weakening in exchange rates	(21)	38
Investments in unlisted securities [member]
Disclosure of financial instruments carrying value [line items]
Financial assets	122	93
Investments in unlisted securities [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	(9)	(7)
Impact of 10% weakening in exchange rates	11	9
Other receivable [member]
Disclosure of financial instruments carrying value [line items]
Financial assets	182
Cash and cash equivalents [member]
Disclosure of financial instruments carrying value [line items]
Financial assets	437	568
Cash and cash equivalents	437	568
Cash and cash equivalents [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	(32)	(36)
Impact of 10% weakening in exchange rates	39	45
Derivative financial instruments [member]
Disclosure of financial instruments carrying value [line items]
Financial assets	54	68
Derivative financial instruments	15	9
Impact of 1% increase in interest rates	16	(3)
Impact of 1% decrease in interest rates	(18)	3
Derivative financial instruments [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	22	1
Impact of 10% weakening in exchange rates	(23)	(1)
Bonds [member]
Disclosure of financial instruments carrying value [line items]
Financial liabilities	(593)	(672)
Impact of 1% increase in interest rates	11	17
Impact of 1% decrease in interest rates	(12)	(17)
Bonds [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	53	61
Impact of 10% weakening in exchange rates	(64)	(74)
Other borrowings [member]
Disclosure of financial instruments carrying value [line items]
Impact of 1% increase in interest rates	2
Impact of 1% decrease in interest rates	(2)
Other borrowings [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	46	2
Impact of 10% weakening in exchange rates	(56)	(3)
Other net financial assets [member] | Sterling [member]
Disclosure of financial instruments carrying value [line items]
Impact of 10% strengthening in exchange rates	(43)	(51)
Impact of 10% weakening in exchange rates	£ 52	£ 62